Document And Entity Information	9 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001879373
Amendment Description	AMENDMENT NO. 2
Document Type	S-1/A
Entity Registrant Name	Graphjet Technology
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true